Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (3,197,551)	$ (3,011,861)
Adjustments to reconcile loss income to net cash provided by operating activities:
Depreciation and amortization	1,414,937	1,553,520
Share-based compensation for services	399,470	18,583
Gain from disposal of property, plant and equipment	(9,845)
Change in bad debt allowance	111,105
Deferred tax benefit	(275,121)	(336,131)
Accrued interest income		(97,622)
Amortization of right-of-use lease assets	591,705	408,602
Warrants modification	239,308
Changes in operating assets and liabilities:
Accounts receivable	(682,445)	(37,436)
Accounts receivable-related parties	177,374	(445,099)
Inventories	(359,976)	(630,430)
Prepayments and other current assets	(1,080,158)	(589,816)
Advances to supplier-related party	126,527	(102,305)
Accounts payables	425,101	291,728
Accounts payables-related party		(370,662)
Accrued expenses and other current liabilities	16,516	(156,628)
Advance from customers	104,887	182,887
Operating lease liabilities	188,379	(1,320,452)
Taxes payable	159,612	220,999
Net cash used in operating activities	(1,650,175)	(4,422,123)
Cash flows from investing activities:
Purchase of property, plant and equipment	(294,828)	(1,084,008)
Proceeds from disposition of property, plant and equipment	56,000
Proceeds upon maturity of short-term investments		(10,374,920)
Net cash used in investing activities	(238,828)	(11,458,928)
Cash flows from financing activities:
Net proceeds from exercise of warrants	15,101
Reverse split shares	(810)
Proceeds from short-term bank loans	691,000	400,000
Repayment of short-term bank loans	(885,800)	(50,000)
Proceeds from long-term bank loans	2,625,800
Repayment of long-term bank loans	(2,793,472)	(447,438)
Proceeds from related-party loans	6,498	585,157
Net cash (used in) provided by financing activities	(341,683)	487,719
Effect of exchange rate changes on cash and restricted cash	226,388	(489,499)
Net decrease in cash and cash equivalents	(2,004,298)	(15,882,831)
Cash and cash equivalents, beginning of period	4,483,308	16,605,872
Cash and cash equivalents, end of period	2,479,010	723,041
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	154,884	208,134
Non-Cash Investing Activities
Right-of-assets obtained in exchange for operating lease obligations		14,939,726
Reduction of construction-in-progress through accounts payable and other payable	(40,251)
Prepaid share-based compensation for services	$ (223,000)	$ 315,917